Consolidated shareholders' equity - Summary of Treasury Shares Held (Details) - shares shares in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Number of shares (in shares)	16,030	11,960	10,660	9,530
% of share capital for the period	1.32%	0.981%	0.868%	0.755%